Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Accumulated other comprehensive income (loss) [Abstract]
Unrealized gains/(losses) from changes in fair value of financial instruments	$ 1,808	$ (125)	$ 786	$ (3,196)